Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management [Abstract]
Schedule of Effective Interest Rates as at the Reporting Date	The following table summarizes interest rate risk for the Group, together with effective interest rates as at the reporting date.
	Consolidated
	Weighted average effective interest rate	Floating interest rate US$	Fixed interest rate	Non-interest bearing US$	Total US$
2023
Financial Assets
Cash and bank balances	2.18%	282,022	-	393,759	675,781
Trade receivables		-	-	-	-
Other receivables		-	-	17,354	17,354
Other assets		-	-	215	215
Due from an associated company	5.00%	-	-	-	-
Due from the former group companies	5.00%	-	-	-	-
Total Financial Assets		282,022	-	411,328	693,350

Financial Liabilities
Trade and other liabilities		-	-	926,669	926,669
Derivative financial instruments		-	-	1,449,000	1,449,000
Warrant liabilities		-	-	11,980	11,980
Convertible promissory notes	12.00%	-	11,144,000	-	11,144,000
Total Financial Liabilities		-	11,144,000	2,387,649	13,531,649

	Consolidated
	Weighted average effective interest rate	Floating interest rate US$	Fixed interest rate	Non- interest bearing US$	Total US$
2022
Financial Assets
Cash and bank balances	0.56%	405	-	50,131	50,536
Trade receivables		-	-	580,582	580,582
Other receivables		-	-	2,039,517	2,039,517
Loan receivables	5.00%	-	6,902,000	-	6,902,000
Other assets		-	-	1,695,707	1,695,707
Due from an associated company	5.00%	-	476,815	-	476,815
Due from the former group companies	5.00%	-	5,339,834	-	5,339,834
Total Financial Assets		405	12,718,649	4,365,937	17,084,991

Financial Liabilities
Trade and other liabilities	8%	-	-	698,493	698,493
Convertible promissory notes		-	-	1,677,178	1,677,178
Total Financial Liabilities		-	-	2,375,671	2,375,671

Schedule of Foreign Currency Denominated Financial Assets and Liabilities	The Group has net assets denominated in certain foreign currencies as at 31 December 2023. Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below.
	Consolidated
	Short term exposure				Long term exposure
	MYR	AUD	KRW	SGD	MYR	AUD	KRW	SGD
31 December 2023
Financial assets
- Cash and cash equivalents	191,096	308	-	91,414	-	-	-	-
- Trade and other receivables	-	14,643	-	-	-	-	-	-
- Loan receivable	-	-	-	-	-	-	-	-
- Other assets	215	-	-	-	-	-	-	-
- Due from an associate company	-	-	-	-	-	-	-	-
- Due from the former companies	-	-	-	-	-	-	-	-
Financial liabilities
- Trade and other liabilities	(58,863)	(533,331)	(97,221)	-	-	-	-	-
- Convertible promissory notes	-	-	-	-	-	-	-	-
Total exposure	132,448	(518,380)	(97,221)	91,414	-	-	-	-

	Consolidated
	Short term exposure						Long term exposure
	HKD	GBP	EUR	MYR	AUD	KRW	HKD	GBP	EUR	MYR	AUD	KRW
31 December 2022
Financial assets
- Cash and cash equivalents	440	-	24,628	20,208	2,026	-	-	-	-	-	-	-
- Trade and other receivables	31,573	40,041	-	57,459	4,545	-	-	-	-	-	-	-
- Loan receivable	-	-	-	-	-	-	-	-	-	-	-	-
- Other assets	-	-	24,600	31,853	186	-	-	-	-	-	-	-
Financial liabilities
- Trade and other liabilities	(970)	-	-	(1,293)	(346,881)	(349,349)	-	-	-	-	-	-
- Convertible promissory notes	-	-	-	-	-	-	-	-	-	-	-	-
Total exposure	31,043	40,041	49,228	108,227	(340,124)	(3499,349)	-	-	-	-	-	-

Schedule of Account Forward Exchange Contracts that Offset Effects from Changes in Currency Exchange Rates	If the USD had strengthened against the HKD by 5% (2022: 5%), the AUD by 5% (2022: 5%), the GBP by 5% (2022: 5%), the EUR by 5% (2022: 5%), the MYR by 5% (2022: 5%), the KRW by 5% (2022: 5%), and the SGD by 5% (2022: 5%) respectively then this would have had the following impact:
	Consolidated
	Loss for the year
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	(27,414)	-	(9)	(14,253)	(4,861)	(4,571)	(46,537)
31 December 2022	(1,552)	(781,929)	(2,002)	(2,461)	(19,700)	17,467)	-	(790,177)
	Consolidated
	Equity
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	(27,414)	-	(9)	(14,253)	(4,861)	(4,571)	(46,537)
31 December 2022	(1,552)	(781,929)	(2,002)	(2,461)	(19,700)	(17,467)	-	(790,177)
	Consolidated
	Loss for the year
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	27,414	-	9	14,253	4,861	4,571	46,537
31 December 2022	1,552	781,929	2,002	2,461	19,700	17,467	-	790,177
	Consolidated
	Equity
	HKD	AUD	GBP	EUR	MYR	KRW	SGD	Total
31 December 2023	-	27,414	-	9	14,253	4,861	4,571	46,537
31 December 2022	1,552	781,929	2,002	2,461	19,700	17,467	-	790,177

Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities	The following tables detail the Group’s remaining contractual maturity for its non-derivative financial liabilities based on the agreed repayment terms or the earliest date on which the Group can be required to pay. The table has been drawn up based on the undiscounted cash flows of financial liabilities and include both interest and principal cash flows.
	Consolidated
2023		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 - 365	Over
	amount	cash flow	demand	days	Days	1 year
	US$	US$	US$	US$	US$	US$

Trade and other liabilities	926,669	926,669	297,683	168,964	317,954	142,068
Convertible promissory note	11,144,000	11,144,000	-	-	-	11,144,000
	12,070,669	12,070,669	297,683	168,964	317,954	11,534,036
	Consolidated
2022		Total
		contractual	0 - 30 days
	Carrying	undiscounted	or on	31 - 90	91 -365	Over
	amount	cash flow	demand	days	Days	1 year
	US$	US$	US$	US$	US$	US$

Trade and other liabilities	698,493	698,493	698,493	-	-	-
Derivative financial instruments	1,677,178	1,677,178	1,677,178	-	-	-
Convertible promissory notes	5,118,173	5,118,173	5,118,173	-	-	-
	7,493,844	7,493,844	7,493,844	-	-	-

Schedule of Assets and Liabilities that are Measured at Fair Value in the Consolidated Financial Statements	The following table sets out the Group’s assets and liabilities that are measured at fair value in the consolidated financial statements.
Level 2
US$
Derivative financial instruments
December 31, 2023	1,449,000
December 31, 2022	1,677,178

Schedule of the Opening and Closing Fair Value Balance of Level 2 Financial Instruments	The reconciliation of the opening and closing fair value balance of level 2 financial instruments is provided below:
Consolidated
Put Option US$
At January 1, 2023	1,677,178
Issuance of put option at fair value	-
Gain included in profit or loss on change in fair value	(228,178)
At December 31, 2023	1,449,000